COMMITMENTS AND CONTINGENCIES (Litigation) (Details) - USD ($) $ in Thousands		1 Months Ended
	Jul. 12, 2022	Dec. 29, 2022
Limco Piedmont Inc [Member]
Loss Contingencies [Line Items]
Litigation, counter claim		$ 220
Tat Industries Ltd [Member]
Loss Contingencies [Line Items]
Litigation, total damages sought by customer	$ 750